Equity Method Investment in Joint Ventures - Changes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Equity Method Investment in Joint Ventures
Balance, December 31, 2024			$ 146,158
Capital contributions			8,250
Loss from investment in joint ventures	$ (1,260)	$ (158)	(2,244)	$ (158)
Balance, June 30, 2025	152,164		152,164
Total
Equity Method Investment in Joint Ventures
Loss from investment in joint ventures	(1,260)	(158)	(2,244)	(158)
Balance, June 30, 2025	152,164		152,164
SWA Lithium
Equity Method Investment in Joint Ventures
Balance, December 31, 2024			94,264
Capital contributions			8,250
Loss from investment in joint ventures	(1,020)	(89)	(1,849)	(89)
Balance, June 30, 2025	100,665		100,665
Texas Lithium
Equity Method Investment in Joint Ventures
Balance, December 31, 2024			51,894
Loss from investment in joint ventures	(240)	$ (69)	(395)	$ (69)
Balance, June 30, 2025	$ 51,499		$ 51,499